LITIGATION AND CONTINGENCIES - Lawsuits and other legal actions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$			R$ 125,421,068
Estimated amount of loss | R$			464,269,491
Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		$ 1,552,353		$ 1,487,509
Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 2,867,475,111
Embotelladora del Atlantico S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		1,397,149		1,917,657
Time deposits to guaranty judicial liabilities | $		288,399
Rio De Janeiro Refrescos Ltda | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		45,706,634		53,965,870
Time deposits to guaranty judicial liabilities | $		23,260,412		23,502,962
Warranty insurance and bail letters | R$			1,950,203,388
Warranty insurance and bail letters commission percentage	0.55%
Rio De Janeiro Refrescos Ltda | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | R$			R$ 546,082,453
ex-Companhia De Bebidas Ipiranga | Tax contingent liability
CONTINGENCIES AND COMMITMENTS
Loss contingency damages sought | R$	R$ 552,722,424
Paraguay Refrescos S.A. | Legal proceedings contingent liability
CONTINGENCIES AND COMMITMENTS
Contingent liability | $		$ 39,291		$ 41,370